12. Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options

Note 13: Stock Options

On September 18, 2015, the Company adopted the Genius Brands International, Inc. 2015 Incentive Plan (the “2015 Plan”). The 2015 Plan was approved by our stockholders in September 2015. The 2015 Plan as approved by the stockholders authorized the issuance up to an aggregate of 150,000 shares of Common Stock. On December 14, 2015, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 1,293,334 from 150,000 shares to 1,443,334 shares. The increase in shares available for issuance under the 2015 Plan was approved by stockholders on February 3, 2016. On May 18, 2017, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 223,333 shares from 1,443,334 shares to an aggregate of 1,667,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the stockholders on July 25, 2017. On September 6, 2018, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 500,000 shares from 1,667,667 shares to an aggregate of 2,167,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the Company’s stockholders on October 2, 2018.

The following table summarizes the changes in the Company’s stock option plan during the nine months ended September 30, 2019:

	Options Outstanding Number of Shares	Exercise Price per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price per Share
Balance at December 31, 2018	1,259,415	$2.09 -12.00	2.50 years	$–	$7.39
Options Granted	81,000	$1.99	3.0 years	$–	$1.99
Options Exercised	–	–	–	–	–
Options Cancelled	40,793	$1.99-2.70	4.92	–	4.39
Options Expired	–	–	–	–	–
Balance at September 30, 2019	1,299,622	$2.09 -12.00	1.64 years	$–	$7.23

Exercisable December 31, 2018	1,070,869	$2.70 - 9.00	2.96 years	$–	$7.44
Exercisable September 30, 2019	1,131,172	$2.82 - 9.00	1.31 years	$–	$8.00

During the nine months ended September 30, 2019, the Company granted options to purchase 81,000 shares of Common Stock to certain officers and employees. These stock options vest on December 31, 2019. The fair value of these options was determined to be $117,797 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$1.99
Dividend Yield	0%
Volatility	125%
Risk-free interest rate	2.44%
Expected life of options	3 years

During the nine months ended September 30, 2019, the Company recognized $142,420 in share-based compensation expense. The unvested share-based compensation as of September 30, 2019 was $192,434, which will be recognized through the second quarter of 2021 assuming the underlying grants are not cancelled or forfeited.

Note 12: Stock Options

On September 18, 2015, the Company adopted the Genius Brands International, Inc. 2015 Incentive Plan (the “2015 Plan”). The 2015 Plan was approved by our stockholders in September 2015. The 2015 Plan as approved by the stockholders authorized the issuance up to an aggregate of 150,000 shares of common stock. On December 14, 2015, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 1,293,334 from 150,000 shares to 1,443,334 shares. The increase in shares available for issuance under the 2015 Plan was approved by stockholders on February 3, 2016. On May 18, 2017, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 223,333 shares from 1,443,334 shares to an aggregate of 1,666,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the stockholders on July 25, 2017. On September 6, 2018, the Board of Directors voted to amend the 2015 Plan to increase the total number of shares that can be issued under the 2015 Plan by 500,000 shares from 1,667,667 shares to an aggregate of 2,167,667 shares. The increase in shares available for issuance under the 2015 Plan was approved by the Company’s stockholders on October 2, 2018.

The following table summarizes the changes in the Company’s stock option plan during the year ended December 31, 2018:

	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Exercise Price Per Share

Balance at December 31, 2016	1,373,554	$2.82 - $12.00	3.99 years	$280,642.00	$8.14
Options Granted	–
Options Exercised	–
Options Cancelled	79,509	$2.70
Options Expired	–

Balance at December 31, 2017	1,294,045	$2.09 - $12.00	2.99 years	$–	$8.14
Options Granted	170,176	$2.09	4.55 years	$–	$2.09
Options Exercised	–
Options Cancelled	57,294	$9.00 - $12.00	3.56 years	$–	$10.08
Options Expired	147,512	$2.80 - $6.00		$–	$4.30
Balance at December 31, 2018	1,259,415	$2.09 - $12.00	2.50 years	$–	$7.39

Exercisable December 31, 2017	1,070,869	$2.70 - $9.00	2.96 years	$–	$7.44
Exercisable December 31, 2018	1,089,239	$2.70 - $9.00	2.70 years	$–	$8.32

During the year ended December 31, 2018, the Company granted options to purchase 170,176 shares of common stock to officers. These stock options generally vest between one and three years. The fair value of these options was determined to be $285,760 using the Black-Scholes option pricing model based on the following assumptions:

Exercise Price	$2.09
Dividend Yield	0%
Volatility	61% - 62%
Risk-free interest rate	2.52% - 2.57%
Expected life of options	3.5 years

During the years ended December 31, 2018 and 2017, the Company recognized ($16,588) and $663,958 in share-based compensation expense, respectively. The unvested share-based compensation as of December 31, 2018 was $238,871 which will be recognized through the second quarter of 2019 assuming the underlying grants are not cancelled or forfeited.